Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 127,950	£ 114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements	9,031	3,379
Other assets	2,622	3,089
Total assets	1,349,514	1,140,229	£ 1,133,300
Derivative financial instruments	300,775	229,204
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,661
Financial assets at fair value through the income statement	59,129	35,518
Derivative financial instruments	2,968	2,369
Financial assets at fair value through other comprehensive income	153	391
Loans and advances at amortised cost	20,946	19,061
Reverse repurchase agreements	10	77
Other assets	16	28
Total assets	94,583	67,105
Derivative financial instruments	7,075	5,608
Secured financings [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	56,265	32,859
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements	10	77
Other assets	0	0
Total assets	56,275	32,936
Derivative financial instruments	0	0
Short-term traded interests [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,585
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements	0	0
Other assets	0	0
Total assets	11,361	9,585
Derivative financial instruments	0	0
Traded derivatives [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2,968	2,369
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements	0	0
Other assets	0	0
Total assets	2,968	2,369
Derivative financial instruments	7,075	3,171
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,864	2,659
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	153	391
Loans and advances at amortised cost	20,946	19,061
Reverse repurchase agreements	0	0
Other assets	16	28
Total assets	23,979	22,215
Derivative financial instruments	£ 0	£ 2,437